REVENUE RECOGNITION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition Details Narrative
Revenue	$ 58,965